Quarterly Holdings Report
for
Fidelity Simplicity RMD 2020 Fund℠
October 31, 2024
RW40-NPRT1-1224
1.867287.117
Bond Funds - 50.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	206,322	2,011,644
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	498,835	3,826,066
Fidelity Series Emerging Markets Debt Fund (a)	31,220	249,447
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,961	73,166
Fidelity Series Floating Rate High Income Fund (a)	5,203	46,779
Fidelity Series High Income Fund (a)	29,189	252,777
Fidelity Series International Credit Fund (a)	1,376	11,464
Fidelity Series International Developed Markets Bond Index Fund (a)	214,081	1,875,347
Fidelity Series Investment Grade Bond Fund (a)	1,257,254	12,585,108
Fidelity Series Long-Term Treasury Bond Index Fund (a)	413,406	2,294,401
Fidelity Series Real Estate Income Fund (a)	4,611	46,294
TOTAL BOND FUNDS (Cost $25,955,883)		23,272,493

Domestic Equity Funds - 24.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	31,675	406,701
Fidelity Series Blue Chip Growth Fund (a)	62,275	1,142,116
Fidelity Series Commodity Strategy Fund (a)	1,221	106,531
Fidelity Series Growth Company Fund (a)	82,700	2,079,910
Fidelity Series Intrinsic Opportunities Fund (a)	32,771	362,118
Fidelity Series Large Cap Stock Fund (a)	89,437	2,061,526
Fidelity Series Large Cap Value Index Fund (a)	36,880	625,114
Fidelity Series Opportunistic Insights Fund (a)	50,247	1,246,627
Fidelity Series Small Cap Core Fund (a)	4,197	51,038
Fidelity Series Small Cap Discovery Fund (a)	17,048	192,472
Fidelity Series Small Cap Opportunities Fund (a)	31,360	466,630
Fidelity Series Stock Selector Large Cap Value Fund (a)	92,669	1,396,527
Fidelity Series Value Discovery Fund (a)	78,110	1,284,122
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,176,962)		11,421,432

International Equity Funds - 24.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	45,772	741,056
Fidelity Series Emerging Markets Fund (a)	87,887	824,384
Fidelity Series Emerging Markets Opportunities Fund (a)	170,273	3,299,900
Fidelity Series International Growth Fund (a)	106,370	1,961,471
Fidelity Series International Small Cap Fund (a)	37,278	665,047
Fidelity Series International Value Fund (a)	152,743	1,967,329
Fidelity Series Overseas Fund (a)	139,083	1,955,507
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,300,280)		11,414,694

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $3,044)	315	3,143

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $146,109)	4.91	146,109	146,109

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,582,278)	46,257,871
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,659)
NET ASSETS - 100.0%	46,236,212

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,589,475	485,232	73,665	10,833	458	10,144	2,011,644
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,967,524	99,902	203,310	29,733	(38,052)	2	3,826,066
Fidelity Series All-Sector Equity Fund	415,248	16,243	40,337	-	3,906	11,641	406,701
Fidelity Series Blue Chip Growth Fund	1,166,205	137,709	117,005	99,790	(1,867)	(42,926)	1,142,116
Fidelity Series Canada Fund	717,348	38,300	33,653	-	414	18,647	741,056
Fidelity Series Commodity Strategy Fund	402,905	12,775	299,604	10,311	(134,082)	124,537	106,531
Fidelity Series Emerging Markets Debt Fund	251,853	7,251	12,269	2,462	(2,004)	4,616	249,447
Fidelity Series Emerging Markets Debt Local Currency Fund	77,233	519	5,897	-	(509)	1,820	73,166
Fidelity Series Emerging Markets Fund	823,891	48,823	67,877	-	142	19,405	824,384
Fidelity Series Emerging Markets Opportunities Fund	3,299,666	203,869	306,823	-	5,351	97,837	3,299,900
Fidelity Series Floating Rate High Income Fund	47,501	2,209	2,982	1,086	7	44	46,779
Fidelity Series Government Money Market Fund	39,354	110,024	3,269	808	-	-	146,109
Fidelity Series Growth Company Fund	2,192,919	31,852	232,166	-	29,512	57,793	2,079,910
Fidelity Series High Income Fund	258,086	6,065	15,272	4,061	(1,008)	4,906	252,777
Fidelity Series International Credit Fund	11,215	100	-	100	-	149	11,464
Fidelity Series International Developed Markets Bond Index Fund	1,885,128	64,905	90,013	7,069	(4,472)	19,799	1,875,347
Fidelity Series International Growth Fund	2,025,675	80,533	135,505	-	6,787	(16,019)	1,961,471
Fidelity Series International Small Cap Fund	719,007	9,604	52,574	-	886	(11,876)	665,047
Fidelity Series International Value Fund	2,012,546	89,873	101,765	-	15,640	(48,965)	1,967,329
Fidelity Series Intrinsic Opportunities Fund	402,517	37,279	41,042	27,614	(10,475)	(26,161)	362,118
Fidelity Series Investment Grade Bond Fund	13,290,224	446,100	1,069,655	140,494	(92,476)	10,915	12,585,108
Fidelity Series Large Cap Stock Fund	2,068,028	190,874	181,376	107,046	3,487	(19,487)	2,061,526
Fidelity Series Large Cap Value Index Fund	633,044	19,894	45,487	-	6,362	11,301	625,114
Fidelity Series Long-Term Treasury Bond Index Fund	2,406,277	79,112	145,013	20,519	(17,477)	(28,498)	2,294,401
Fidelity Series Opportunistic Insights Fund	1,291,946	23,309	139,377	-	20,136	50,613	1,246,627
Fidelity Series Overseas Fund	2,010,287	110,201	113,795	-	25,181	(76,367)	1,955,507
Fidelity Series Real Estate Income Fund	47,164	1,497	3,181	723	(103)	917	46,294
Fidelity Series Short-Term Credit Fund	3,101	33	-	33	-	9	3,143
Fidelity Series Small Cap Core Fund	63,509	880	12,196	-	868	(2,023)	51,038
Fidelity Series Small Cap Discovery Fund	168,523	43,101	9,657	-	(197)	(9,298)	192,472
Fidelity Series Small Cap Opportunities Fund	641,603	48,297	172,374	43,682	13,671	(64,567)	466,630
Fidelity Series Stock Selector Large Cap Value Fund	1,412,159	46,984	119,102	-	11,531	44,955	1,396,527
Fidelity Series Value Discovery Fund	1,259,129	99,928	100,685	-	2,426	23,324	1,284,122
	47,600,290	2,593,277	3,946,926	506,364	(155,957)	167,187	46,257,871

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.